14. PROPERTY, PLANT AND EQUIPMENT, NET (Details 1) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 381,736,948	$ 361,938,676
Additions		29,038,769	50,810,141
4% credit on fixed asset		(25,516)	(48,839)
Disposal		(148,765)	(354,495)
Transfers to (from) non-current assets and disposal groups held for sale		0	(98,093)
Reclassification of assets for work completion		0	0
Write-offs		(803,359)	(594,003)
Depreciation		(26,754,483)	(24,650,717)
Increase (decrease) in foreign currency exchange	[1]	7,504,570	(5,260,502)
Other increases (decreases)		715,585	(5,220)
Total changes		9,526,801	19,798,272
Closing balance		391,263,749	381,736,948
Work in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		31,308,736	14,672,138
Additions		8,019,423	23,538,520
4% credit on fixed asset		0	0
Disposal		0	0
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		(22,029,462)	(7,274,247)
Write-offs		(37,412)	0
Depreciation		0	0
Increase (decrease) in foreign currency exchange	[1]	(310,050)	376,567
Other increases (decreases)		(60,123)	(4,242)
Total changes		(14,417,624)	16,636,598
Closing balance		16,891,112	31,308,736
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		123,638,387	120,701,487
Additions		1,538,897	4,344,017
4% credit on fixed asset		0	0
Disposal		(5,657)	(105,087)
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		441,420	0
Write-offs		0	0
Depreciation		0	0
Increase (decrease) in foreign currency exchange	[1]	1,904,028	(1,302,030)
Other increases (decreases)		132,132	0
Total changes		4,010,820	2,936,900
Closing balance		127,649,207	123,638,387
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		30,347,543	34,139,045
Additions		76,460	97,080
4% credit on fixed asset		0	0
Disposal		(40,678)	0
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		83,868	120,504
Write-offs		(1,689)	(51,620)
Depreciation		(2,035,824)	(2,059,678)
Increase (decrease) in foreign currency exchange	[1]	1,887,888	(1,897,788)
Other increases (decreases)		0	0
Total changes		(29,975)	(3,791,502)
Closing balance		30,317,568	30,347,543
Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		37,975,042	34,386,663
Additions		3,899,442	7,384,684
4% credit on fixed asset		(7,329)	(41,082)
Disposal		(41,930)	(140,667)
Transfers to (from) non-current assets and disposal groups held for sale		0	(98,093)
Reclassification of assets for work completion		6,832,136	4,032,206
Write-offs		(18,714)	(202,130)
Depreciation		(7,231,555)	(6,173,655)
Increase (decrease) in foreign currency exchange	[1]	407,885	(1,170,126)
Other increases (decreases)		294,341	(2,758)
Total changes		4,134,276	3,588,379
Closing balance		42,109,318	37,975,042
IT Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,046,806	1,287,666
Additions		666,160	278,230
4% credit on fixed asset		(963)	(7)
Disposal		(2,227)	(462)
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		31,115	88,975
Write-offs		(2,150)	(4,966)
Depreciation		(536,497)	(505,828)
Increase (decrease) in foreign currency exchange	[1]	107,012	(95,824)
Other increases (decreases)		3,363	(978)
Total changes		265,813	(240,860)
Closing balance		1,312,619	1,046,806
Facilities and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		70,274,575	70,987,225
Additions		5,624,973	7,187,926
4% credit on fixed asset		(13,429)	(6,930)
Disposal		(28,865)	(24,533)
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		14,386,898	2,791,147
Write-offs		(207,949)	(88,253)
Depreciation		(11,166,331)	(10,278,655)
Increase (decrease) in foreign currency exchange	[1]	1,137,633	(296,110)
Other increases (decreases)		344,642	2,758
Total changes		10,077,572	(712,650)
Closing balance		80,352,147	70,274,575
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		2,317,136	1,933,184
Additions		577,496	420,999
4% credit on fixed asset		(2,628)	(54)
Disposal		(4,456)	(23,968)
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		31,502	87,719
Write-offs		(13,846)	(10,900)
Depreciation		(608,650)	(571,579)
Increase (decrease) in foreign currency exchange	[1]	30,524	481,735
Other increases (decreases)		7,291	0
Total changes		17,233	383,952
Closing balance		2,334,369	2,317,136
Leased asset improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		542,792	645,370
Additions		0	0
4% credit on fixed asset		0	0
Disposal		(1,635)	(509)
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		0	0
Write-offs		0	0
Depreciation		(55,537)	(49,318)
Increase (decrease) in foreign currency exchange	[1]	70,654	(52,751)
Other increases (decreases)		0	0
Total changes		13,482	(102,578)
Closing balance		556,274	542,792
Other Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		3,843,732	4,455,425
Additions		216,604	252,400
4% credit on fixed asset		(1,167)	(766)
Disposal		(23,317)	(59,269)
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		477,583	153,696
Write-offs		(1,502)	(3,067)
Depreciation		(727,648)	(668,177)
Increase (decrease) in foreign currency exchange	[1]	779,479	(286,510)
Other increases (decreases)		(6,061)	0
Total changes		713,971	(611,693)
Closing balance		4,557,703	3,843,732
Plantations
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		80,442,199	78,730,473
Additions		8,419,314	7,306,285
4% credit on fixed asset		0	0
Disposal		0	0
Transfers to (from) non-current assets and disposal groups held for sale		0	0
Reclassification of assets for work completion		(255,060)	0
Write-offs		(520,097)	(233,067)
Depreciation		(4,392,441)	(4,343,827)
Increase (decrease) in foreign currency exchange	[1]	1,489,517	(1,017,665)
Other increases (decreases)		0	0
Total changes		4,741,233	1,711,726
Closing balance		$ 85,183,432	$ 80,442,199

[1]	For currency exchange differences of financial statements of foreign subsidiaries